Related party transacti	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14—Related party transactions

Sales to related party investors in the amount of $0.4 million and $0.4 million were included in revenues in the condensed consolidated statements of operations for the three months ended June 30, 2022 and 2021, respectively. Sales to related party investors in the amount of $0.8 million and $0.8 million were included in revenues in the condensed consolidated statements of operations for the six months ended June 30, 2022 and 2021, respectively. The billed and unbilled accounts receivable balance as of June 30, 2022 and December 31, 2021 was $0.3 million and $0.3 million, respectively. All outstanding balances with the related party were priced on an arms-length basis and are to be settled in cash. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

Note 15—Related party transactions

Sales to related party investors in the amount of $1.6 million and $1.9 million were included in revenues on the consolidated statements of operations for the years ended December 31, 2021 and 2020, respectively. The corresponding billed and unbilled accounts receivable balance was $0.3 million and $0.2 million as of December 31, 2021 and 2020, respectively. All outstanding balances with the related party were priced on an arms-length basis and are to be settled in cash. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.